May 4, 2011

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention: Filing - Rule 497(j)

            RE:       Dreyfus Appreciation Fund, Inc.

                        1933 Act File No. 2-68671

                        1940 Act File No. 811-3081

                        CIK No. 0000318478

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 46 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 27, 2011.

            Please address any comments or questions to the attention of the undersigned at

(212) 922-6620.

                                                                                       Very truly yours,

                                                                                       /s/ Judith C. Canonica

                                                                                       Judith C. Canonica

                                                                                       Senior Paralegal